Note 10 - Series B Mandatorily Redeemable Preferred Stock (Details Textual) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Interest Expense, Total	$ 2,273,355	$ 2,491,870	$ 4,827,202	$ 5,037,073	$ 10,649,646	$ 13,041,016
Redeemable Convertible Preferred Stock Series B [Member]
Stock Redeemed or Called During Period, Shares (in shares)					16,900	13,800
Stock Redeemed or Called During Period, Value					$ 16,900,000	$ 13,800,000
Preferred Stock, Shares Outstanding, Ending Balance (in shares)	0		0		0	16,900
Interest Expense, Total		$ 61,000		$ 122,000	$ 122,000	$ 147,000
Unamortized Deferred Stock Costs	$ 0		$ 0		$ 0	$ 122,000